UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-02978
Morgan Stanley Focus Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Ronald E. Robison

522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: December 31, 2008
Date of reporting period: June 30, 2008
Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Focus Growth Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended June 30, 2008

Total Return for the 6 months Ended June 30, 2008

Lipper
				Russell	Large-Cap
				1000®	Growth
				Growth	Funds
Class A	Class B	Class C	Class I+	Index[1]	Index[2]
–7.92%	–8.26%	–8.27%	–7.82%	–9.06%	–10.30%

+ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Most areas of the broad stock market declined for the six-month period ended June 30, 2008, including the Portfolio’s universe of large-cap growth stocks (as represented by the Russell 1000® Growth Index). Although stocks briefly rallied from mid-March to mid-May, the market retrenched through June as investors grappled with more bad news on the economy. Soaring oil and food prices and the ongoing credit crisis took a toll on consumer spending and dampened outlooks for corporate earnings. During the period, energy remained the leading sector, with consumer discretionary and financials the hardest hit.

Performance Analysis

All share classes of Morgan Stanley Focus Growth Fund outperformed the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Inde x for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.

The Fund’s outperformance relative to the Russell 1000 Growth Index for the period was primarily attributable to sector allocations, which are a result of our bottom-up stock selection process rather than top-down sector calls. However, stock selection slightly detracted from relative performance.

Stock selection and a resulting overweight position in the materials and processing sector was the largest contributor to relative returns for the six-month period. Within the sector, a holding in agriculture fishing and ranching drove the outperformance. Stock selection and an overweight allocation in the other energy sector were also advantageous, entirely due to the strong performance of one of the Fund’s top holdings. The technology sector further added to relative gains, with a contribution from both stock selection and an underweight allocation in the sector. Here, areas of strength included computer services software, communications technology, and computer technology holdings, while an avoidance of weak-performing semiconductor stocks also helped.

However, other investments had a negative impact on relative performance. Stock selection and an overweight allocation in the consumer discretionary sector were the key detractors for the period, driven by poor results from consumer electronics, commercial services, and retail holdings. Despite benefiting from an overweight position in the financial services sector, stock selection there hampered relative performance, especially in diversified financial services and securities brokerage and services stocks. Although an overweight in the utilities sector was advantageous, the positive contribution was more than offset by unfavorable stock selection in a single telecommunications company.

At the end of the period, consumer discretionary represented the largest sector weight in the Fund,

followed by the materials and processing sector and the technology sector. Relative to the Russell 1000 Growth Index, the Fund held overweights in the consumer discretionary and materials and processing sectors, and an underweight in the technology sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 06/30/08
Ultra Petroleum Corp. (Canada)	11.6%
Monsanto Co.	10.1
Amazon.com, Inc.	7.1
Google Inc. (Class A)	6.7
Research In Motion Ltd. (Canada)	5.5
Brookfield Asset Management Inc. (Class A) (Canada)	5.3
Mastercard Inc. Class A	4.5
Bovespa Holding Sa	4.3
eBay Inc.	4.1
Leucadia National Corp.	3.9

TOP FIVE INDUSTRIES as of 06/30/08
Financial Conglomerates	11.8%
Oil & Gas Production	11.6
Internet Software/Services	11.2
Chemicals: Agricultural	10.1
Internet Retail	7.1

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 65 percent of its assets in a portfolio of common stocks (including depositary receipts). The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Investment Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 65 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Investment Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended June 30, 2008

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 03/27/80)		(since 07/28/97)		(since 07/28/97)
Symbol	AMOAX		AMOBX		AMOCX		AMODX
1 Year	2.04	% [3]	1.29	% [3]	1.27	% [3]	2.30	% [3]
	(3.32	) [4]	(3.71	) [4]	0.27	[4]	—

5 Years	9.34	[3]	8.52	[3]	8.53	[3]	9.60	[3]
	8.17	[4]	8.23	[4]	8.53	[4]	—

10 Years	3.29	[3]	2.71	[3]	2.51	[3]	3.53	[3]
	2.74	[4]	2.71	[4]	2.51	[4]	—

Since Inception	5.47	[3]	11.12	[3]	4.67	[3]	5.71	[3]
	4.95	[4]	11.12	[4]	4.67	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I (formerly Class D) has no sales charge.

(1)	The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Large-Cap Growth Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/08 – 06/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			01/01/08 –
	01/01/08	06/30/08	06/30/08
Class A
Actual (−7.92% return)	$1,000.00	$920.80	$4.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.09	$4.82
Class B
Actual (−8.26% return)	$1,000.00	$917.40	$8.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.36	$8.57
Class C
Actual (−8.27% return)	$1,000.00	$917.30	$8.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.36	$8.57
Class I@@
Actual (−7.82% return)	$1,000.00	$921.80	$3.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.33	$3.57

@	Expenses are equal to the Fund’s annualized expense ratios of 0.96%, 1.71%, 1.71% and 0.71% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.97%, 1.72%, 1.72% and 0.72% for Class A, Class B, Class C and Class I shares, respectively.

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Fund under the Management Agreement. The Board noted that the actual management fee rate charged by the Fund was lower than both comparable proprietary funds managed by the Adviser due to breakpoints in the Fund’s management fee schedule.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats.

The Board concluded that the fall-out benefits were relatively small and noted that the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Focus Growth Fund
Portfolio of Investments - June 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.6%)
	Air Freight/Couriers (4.9%)
1,273,928	C.H. Robinson Worldwide, Inc.	$69,862,211
1,169,490	Expeditors International of Washington, Inc.	50,288,070

		120,150,281

	Apparel/Footwear Retail (2.1%)
823,694	Abercrombie & Fitch Co. (Class A)	51,629,140

	Casino/Gaming (3.7%)
1,118,981	Wynn Resorts, Ltd. (a)	91,029,104

	Chemicals: Agricultural (10.1%)
1,967,541	Monsanto Co.	248,775,884

	Computer Peripherals (0.0%)
206,600	Seagate Technology Inc. (Escrow) # (a)	0

	Computer Processing Hardware (3.5%)
520,948	Apple Inc. (a)	87,227,533

	Construction Materials (3.1%)
3,114,717	Cemex SAB de C.V. (Sponsored ADR) (Mexico) (a)	76,933,509

	Finance/Rental/Leasing (4.5%)
415,577	Mastercard Inc. Class A (a)	110,344,005

	Financial Conglomerates (11.8%)
1,680,802	American Express Co.	63,315,811
4,046,513	Brookfield Asset Management Inc. (Class A) (Canada)	131,673,533
2,060,662	Leucadia National Corp. (a)	96,727,474

		291,716,818

	Internet Retail (7.1%)
2,412,336	Amazon.com, Inc. (a)	176,896,599

	Internet Software/Services (11.2%)
197,687	Baidu.com, Inc. (Sponsored ADR) (Cayman Islands) (a)	61,868,124
315,335	Google Inc. (Class A) (a)	165,998,651
6,434,200	Tencent Holdings Ltd. (Cayman Islands)	49,758,859

		277,625,634

	Investment Banks/Brokers (4.3%)
8,671,134	Bovespa Holding SA (Brazil)	107,097,781

	Miscellaneous Commercial Services (1.2%)
680,558	Corporate Executive Board Co. (The)	28,617,464

	Oil & Gas Production (11.6%)
2,929,553	Ultra Petroleum Corp. (Canada) (a)	287,682,105

	Other Consumer Services (4.1%)
3,742,368	eBay Inc. (a)	102,278,917

	Property – Casualty Insurers (2.7%)
1,399,662	Loews Corp.	65,644,148

	Restaurants (2.4%)
3,779,668	Starbucks Corp. (a)	59,491,974

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund
Portfolio of Investments - June 30, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Telecommunication Equipment (5.5%)
28,144	Nortel Networks Corp (Canada) (a)	$231,344
1,152,550	Research In Motion Ltd. (Canada) (a)	134,733,095

		134,964,439

	Wholesale Distributors (1.8%)
14,920,000	Li & Fung Ltd. (Bermuda)	44,967,136

	Wireless Telecommunications (3.0%)
1,415,510	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	74,668,152

	Total Common Stocks (Cost $2,047,218,842)	2,437,740,623

NUMBER OF
SHARES (000)		VALUE

	Short-Term Investment (b) (1.6%)
	Investment Company
38,618	Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class (Cost $38,617,887)	38,617,887

Total Investments (Cost $2,085,836,729) (c)	100.2%	2,476,358,510
Liabilities in Excess of Other Assets	(0.2)	(5,162,760)

Net Assets	100.0%	$2,471,195,750

ADR	American Depositary Receipt.
(a)	Non-income producing security.
#	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s trustees.
(b)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio- Institutional Class.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book cost. The aggregate gross unrealized appreciation is $665,693,421 and the aggregate gross unrealized depreciation is $275,171,640 resulting in net unrealized appreciation of $390,521,781.

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund
Summary of Investments - June 30, 2008 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Financial Conglomerates	$291,716,818	11.8%
Oil & Gas Production	287,682,105	11.6
Internet Software/Services	277,625,634	11.2
Chemicals: Agricultural	248,775,884	10.0
Internet Retail	176,896,599	7.1
Telecommunication Equipment	134,964,439	5.5
Air Freight/Couriers	120,150,281	4.8
Finance/Rental/Leasing	110,344,005	4.5
Investment Banks/Brokers	107,097,781	4.3
Other Consumer Services	102,278,917	4.1
Casino/Gaming	91,029,104	3.7
Computer Processing Hardware	87,227,533	3.5
Construction Materials	76,933,509	3.1
Wireless Telecommunications	74,668,152	3.0
Property — Casualty Insurers	65,644,148	2.7
Restaurants	59,491,974	2.4
Apparel/Footwear Retail	51,629,140	2.1
Wholesale Distributors	44,967,136	1.8
Investment Company	38,617,887	1.6
Miscellaneous Commercial Services	28,617,464	1.2

	$2,476,358,510	100.0%

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund
Financial Statements

Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $2,047,218,842)	$2,437,740,623
Investment in affiliate, at value (cost $38,617,887)	38,617,887
Cash	159,828
Receivable for:
Shares of beneficial interest sold	1,080,610
Dividends	280,264
Dividends from affiliate	127,407
Prepaid expenses and other assets	471,122

Total Assets	2,478,477,741

Liabilities:
Payable for:
Shares of beneficial interest redeemed	4,049,751
Investment advisory fee	952,351
Distribution fee	824,347
Transfer agent fee	258,633
Investments purchased	256,673
Administration fee	180,422
Accrued expenses and other payables	759,814

Total Liabilities	7,281,991

Net Assets	$2,471,195,750

Composition of Net Assets:
Paid-in-capital	$4,813,655,517
Net unrealized appreciation	390,521,781
Accumulated net investment loss	(11,208,493)
Accumulated net realized loss	(2,721,773,055)

Net Assets	$2,471,195,750

Class A Shares:
Net Assets	$1,323,034,736
Shares Outstanding (unlimited authorized, $.01 par value)	41,972,576

Net Asset Value Per Share	$31.52

Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$33.27

Class B Shares:
Net Assets	$468,053,391
Shares Outstanding (unlimited authorized, $.01 par value)	16,141,221

Net Asset Value Per Share	$29.00

Class C Shares:
Net Assets	$97,208,902
Shares Outstanding (unlimited authorized, $.01 par value)	3,385,394

Net Asset Value Per Share	$28.71

Class I Shares @@:
Net Assets	$582,898,721
Shares Outstanding (unlimited authorized, $.01 par value)	17,976,026

Net Asset Value Per Share	$32.43

@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund
Financial Statements continued

Statement of Operations
For the six months ended June 30, 2008 (unaudited)

Net Investment Loss:
Income
Dividends from affiliate	$2,379,222
Dividends (net of $151,304 foreign withholding tax)	923,930

Total Income	3,303,152

Expenses
Investment advisory fee	5,614,708
Distribution fee (Class A shares)	1,630,944
Distribution fee (Class B shares)	2,806,869
Distribution fee (Class C shares)	512,662
Transfer agent fees and expenses	2,220,264
Administration fee	1,042,969
Shareholder reports and notices	214,178
Custodian fees	90,507
Professional fees	36,366
Registration fees	29,507
Trustees’ fees and expenses	28,584
Other	101,842

Total Expenses	14,329,400
Less: expense offset	(7,817)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(89,626)

Net Expenses	14,231,957

Net Investment Loss	(10,928,805)

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	58,236,806
Foreign exchange transactions	(1,027,259)

Net Realized Gain	57,209,547

Change in Unrealized Appreciation/Depreciation on:
Investments	(280,458,334)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(900)

Net Change in Unrealized Appreciation/Depreciation	(280,459,234)

Net Loss	(223,249,687)

Net Decrease	$(234,178,492)

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JUNE 30, 2008	DECEMBER 31, 2007
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(10,928,805)	$(754,569)
Net realized gain	57,209,547	428,729,040
Net change in unrealized appreciation/depreciation	(280,459,234)	192,798,109

Net Increase (Decrease)	(234,178,492)	620,772,580
Net decrease from transactions in shares of beneficial interest	(245,080,195)	(815,623,408)

Net Decrease	(479,258,687)	(194,850,828)
Net Assets:
Beginning of period	2,950,454,437	3,145,305,265

End of Period
(Including accumulated net investment losses of $11,208,493 and $279,688, respectively)	$2,471,195,750	$2,950,454,437

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund
Notes to Financial Statements - June 30, 2008 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Focus Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 6, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported

Morgan Stanley Focus Growth Fund
Notes to Financial Statements - June 30, 2008 (unaudited) continued

bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion

Morgan Stanley Focus Growth Fund
Notes to Financial Statements - June 30, 2008 (unaudited) continued

of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes on June 27, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.345% to the portion of the daily net assets in excess of $4.5 billion.

Morgan Stanley Focus Growth Fund
Notes to Financial Statements - June 30, 2008 (unaudited) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the plan of distribution adopted by the Fund (the “Prior Plan”) on April 30, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares attributable to shares issued, net of related shares redeemed, since the Plan’s inception; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $56,764,440 at June 30, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar

Morgan Stanley Focus Growth Fund
Notes to Financial Statements - June 30, 2008 (unaudited) continued

year. For the six months ended June 30, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $1,143, $288,494 and $4,640, respectively and received $131,256 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity — Money Market Portfolio — Institutional Class. For the six months ended June 30, 2008, advisory fees paid were reduced by $89,626 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $2,379,222, for the six months ended June 30, 2008. During the six months ended June 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $347,250,005 and $570,405,542, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2008, aggregated $431,196,247 and $473,632,039 respectively. Included in the aforementioned are sales of $7,989,205 with other Morgan Stanley funds, including net realized loss of $7,430,307.

At June 30, 2008, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 60,331 Class I shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future

Morgan Stanley Focus Growth Fund
Notes to Financial Statements - June 30, 2008 (unaudited) continued

benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2008 included in Trustees’ fees and expenses in the Statement of Operations amounted to $4,814. At June 30, 2008, the Fund had an accrued pension liability of $82,625, which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	JUNE 30, 2008		DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
	(unaudited)
CLASS A SHARES
Sold	2,675,870	$87,652,646	1,220,858	$38,854,701
Conversion from Class B	2,082,462	63,554,618	5,509,524	171,782,790
Redeemed	(4,080,553)	(129,693,009)	(12,285,463)	(376,410,733)

Net increase (decrease) — Class A	677,779	21,514,255	(5,555,081)	(165,773,242)

CLASS B SHARES
Sold	271,515	7,955,880	679,537	20,073,558
Conversion to Class A	(2,169,981)	(63,554,618)	(5,943,746)	(171,782,790)
Redeemed	(4,364,587)	(127,496,777)	(9,273,946)	(262,485,722)

Net decrease — Class B	(6,263,053)	(183,095,515)	(14,538,155)	(414,194,954)

CLASS C SHARES
Sold	106,551	3,088,899	242,401	7,043,889
Redeemed	(428,875)	(12,460,692)	(1,154,904)	(32,371,253)

Net decrease — Class C	(322,324)	(9,371,793)	(912,503)	(25,327,364)

CLASS I SHARES@@
Sold	739,166	24,268,672	1,737,424	55,467,987
Redeemed	(3,032,211)	(98,395,814)	(8,107,875)	(265,795,835)

Net decrease — Class I	(2,293,045)	(74,127,142)	(6,370,451)	(210,327,848)

Net decrease in Fund	(8,200,643)	$(245,080,195)	(27,376,190)	$(815,623,408)

@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008

Morgan Stanley Focus Growth Fund
Notes to Financial Statements - June 30, 2008 (unaudited) continued

6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.

9. Fair Valuation Measurements
The Fund adopted FASB statement of Financial Accounting Standards No. 157, “Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use

Morgan Stanley Focus Growth Fund
Notes to Financial Statements - June 30, 2008 (unaudited) continued

in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT JUNE 30, 2008 USING
		QUOTED PRICES	SIGNIFICANT
		IN ACTIVE	OTHER	SIGNIFICANT
		MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$2,476,358,510	$2,476,358,510	—	—

10. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit- risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

Morgan Stanley Focus Growth Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2008			2007	2006	2005	2004	2003
	(unaudited)

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period	$34.23			$27.89	$27.89	$24.42	$22.55	$18.88

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.11)			0.05	(0.13)	(0.08)	0.07	0.03
Net realized and unrealized gain (loss)	(2.60)			6.29	0.13	3.55	1.80	3.64

Total income (loss) from investment operations	(2.71)			6.34	0.00	3.47	1.87	3.67

Net asset value, end of period	$31.52			$34.23	$27.89	$27.89	$24.42	$22.55

Total Return(2)	(7.92)		%(5)	22.73%	0.00%	14.21%	8.29%	19.44%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.96%(4	)(6)		1.00%(4)	1.00%	1.01%	0.97%	0.91%

Net investment income (loss)	(0.71)		%(4)(6)	0.14%(4)	(0.48)%	(0.30)%	0.29%	0.14%

Supplemental Data:
Net assets, end of period, in thousands	$1,323,035			$1,413,482	$1,306,629	$1,292,126	$259,778	$289,619

Portfolio turnover rate	17%(5)			48%	98%	65%	131%	264%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect 0.01% for the period ended June 30, 2008 and an effect of less than 0.005% for the period ended December 31, 2007.
(5)	Not Annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2008			2007		2006	2005	2004	2003
	(unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period	$31.61			$25.95		$26.14	$23.07	$21.47	$18.12

Income (loss) from investment operations:
Net investment loss(1)	(0.21)			(0.18)		(0.31)	(0.24)	(0.10)	(0.13)
Net realized and unrealized gain (loss)	(2.40)			5.84		0.12	3.31	1.70	3.48

Total income (loss) from investment operations	(2.61)			5.66		(0.19)	3.07	1.60	3.35

Net asset value, end of period	$29.00			$31.61		$25.95	$26.14	$23.07	$21.47

Total Return(2)	(8.26)		%(5)	21.81%		(0.73)%	13.31%	7.45%	18.49%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.71%(4	)(6)		1.75%(4)		1.76%	1.76%	1.73%	1.71%

Net investment loss	(1.46)		%(4)(6)	(0.61)	%(4)	(1.24)%	(1.05)%	(0.47)%	(0.66)%

Supplemental Data:
Net assets, end of period, in millions	$468			$708		$959	$1,302	$2,968	$3,952

Portfolio turnover rate	17%(5)			48%		98%	65%	131%	264%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect 0.01% for the period ended June 30, 2008 and an effect of less than 0.005% for the period ended December 31, 2007.
(5)	Not Annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2008			2007		2006	2005	2004	2003
	(unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period	$31.30			$25.69		$25.89	$22.84	$21.25	$17.93

Income (loss) from investment operations:
Net investment loss(1)	(0.21)			(0.17)		(0.31)	(0.24)	(0.10)	(0.13)
Net realized and unrealized gain (loss)	(2.38)			5.78		0.11	3.29	1.69	3.45

Total income (loss) from investment operations	(2.59)			5.61		(0.20)	3.05	1.59	3.32

Net asset value, end of period	$28.71			$31.30		$25.69	$25.89	$22.84	$21.25

Total Return(2)	(8.27)		%(5)	21.79%		(0.73)%	13.35%	7.48%	18.52%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.71%(4	)(6)		1.75%(4)		1.76%	1.73%	1.71%	1.71%

Net investment loss	(1.46)		%(4)(6)	(0.61)	%(4)	(1.24)%	(1.02)%	(0.45)%	(0.66)%

Supplemental Data:
Net assets, end of period, in thousands	$97,209			$116,042		$118,707	$126,506	$154,078	$197,578

Portfolio turnover rate	17%(5)			48%		98%	65%	131%	264%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect 0.01% for the period ended June 30, 2008 and an effect of less than 0.005% for the period ended December 31, 2007.
(5)	Not Annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Focus Growth Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2008			2007	2006	2005	2004	2003
	(unaudited)

Class I Shares@@
Selected Per Share Data:

Net asset value, beginning of period	$35.17			$28.58	$28.51	$24.91	$22.95	$19.18

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.07)			0.13	(0.07)	(0.01)	0.13	0.07
Net realized and unrealized gain (loss)	(2.67)			6.46	0.14	3.61	1.83	3.70

Total income (loss) from investment operations	(2.74)			6.59	0.07	3.60	1.96	3.77

Net asset value, end of period	$32.43			$35.17	$28.58	$28.51	$24.91	$22.95

Total Return(2)	(7.82)		%(5)	23.02%	0.28%	14.45%	8.54%	19.66%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.71%(4	)(6)		0.75%(4)	0.76%	0.76%	0.73%	0.71%

Net investment income (loss)	(0.46)		%(4)(6)	0.39%(4)	(0.24)%	(0.05)%	0.53%	0.34%

Supplemental Data:
Net assets, end of period, in thousands	$582,899			$712,827	$761,454	$558,680	$626,205	$720,903

Portfolio turnover rate	17%(5)			48%	98%	65%	131%	264%

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect 0.01% for the period ended June 30, 2008 and an effect of less than 0.005% for the period ended December 31, 2007.
(5)	Not Annualized.
(6)	Annualized.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c) 2008 Morgan Stanley

INVESTMENT MANAGEMENT Morgan Stanley Focus Growth Fund

AMOSAN
IU08-04355P-Y06/08

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Focus Growth Fund
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008

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